Share Capital	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Share Capital	Share Capital
Authorized

Unlimited	Common shares, with no par value
Unlimited	Preferred shares issuable in series, with attributes designated by the board of directors

Common shares
The Company has approval to repurchase up to 2,281,339 common shares during the period December 13, 2024 to December 12, 2025, and an Automatic Share Purchase Plan (ASPP) which allows a broker, in its sole discretion and based on the parameters established by the Company, to purchase common shares for cancellation under the Normal Course Issuer Bid (NCIB) at any time during predetermined trading blackout periods. During 2024, no (2023 – 129,036 at a cost of $10.0) common shares were repurchased for cancellation pursuant to the NCIB. As at December 31, 2024 and 2023, no liability was recorded in the Company’s consolidated statements of financial position in connection with the ASPP.

In 2023, the Company completed a public offering and issued 3,108,450 common shares from treasury, at a price of $92.50 for gross proceeds of $287.5 ($277.8 net of transaction costs).
Dividends
Holders of common shares are entitled to receive dividends when declared by the Company’s board of directors. The table below describes the dividends paid in 2024.

Date Declared	Record Date	Payment Date	Dividend per Share $	Paid $
November 9, 2023	December 29, 2023	January 16, 2024	0.195	22.3
February 28, 2024	March 28, 2024	April 15, 2024	0.210	23.9
May 8, 2024	June 28, 2024	July 15, 2024	0.210	23.9
August 7, 2024	September 27, 2024	October 15, 2024	0.210	23.9
November 7, 2024	December 31, 2024	January 15, 2025	0.210	—

At December 31, 2024, trade and other payables included $23.9 (2023 – $22.3) related to the dividends declared on November 7, 2024.

Share-based payment transactions
The Company has a long-term incentive program, which allows for the issuance of RSUs, PSUs, share options, and share appreciation rights. The Company also has a DSUs plan for the board of directors.

During 2024, the Company recognized a net share-based compensation expense of $43.0 (2023 – $60.1), in administrative and marketing expenses in the consolidated statements of income, comprised of share-based compensation expense of $49.6 (2023 - $75.6) net of a hedge impact of $6.6 (2023 - $15.5) (note 24).

Cash-settled share-based payments

	December 31, 2024			December 31, 2023
	RSUs #	PSUs #	DSUs #	RSUs #	PSUs #	DSUs #
Units, beginning of year	375,600	658,824	231,347	395,725	785,489	229,282
Granted and adjusted dividends	118,812	130,644	13,070	121,498	183,388	26,146
Paid	(114,329)	(229,024)	(39,424)	(127,173)	(284,209)	(24,081)
Forfeited	(16,543)	(13,861)	—	(14,450)	(25,844)	—
Units, end of year	363,540	546,583	204,993	375,600	658,824	231,347

Restricted share units
Under the Company’s long-term incentive program, certain officers and employees may be granted RSUs. These units are adjusted for dividends as they arise, based on the number of units held on the record date, and the fair value is determined based on the trading price of the Company's common shares. For units that vest upon completing a three-year service condition, unit holders will receive cash payments based on the number of units held on the record date and the volume weighted average trading price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts.

During 2024, the Company granted 116,111 RSUs (2023 - 118,259) at a fair value of $13.3 (2023 - $9.5) and 114,329 RSUs were paid at a value of $13.8 (2023 - 127,173 RSUs were paid at a value of $10.2). At December 31, 2024, the obligations accrued for RSUs were $22.2 (2023 - $20.2) included in other liabilities (note 19).

Performance share units
Under the Company’s long-term incentive program, certain members of the senior leadership team may be granted PSUs. These units are adjusted for dividends as they arise, based on the number of units held on the record date. The number of units that vest upon completing a three-year service condition, is subject to a percentage that can range from 0% to 200%, depending on achieving three-year performance and market objectives. The performance objectives for 2022 and 2023 grants include a return on equity target for a 60% weighting and a total shareholder return relative to the Company's peer group for a 40% weighting. The performance objectives for 2024 grants include an adjusted earnings per share growth target and a total shareholder return relative to the Company's peer group, each with a 50% weighting.

The fair value of these units is measured using the Monte Carlo method. For units that vest upon completing a three-year service condition that starts after the grant date, unit holders will receive cash payments based on the number of units held on the record date and the volume weighted average trading price of the Company’s common shares for the last five trading days preceding the vesting date, less withholding amounts.

During 2024, 126,023 PSUs (2023 - 177,897) were granted at a fair value of $13.9 (2023 - $15.7) and 229,024 PSUs were paid at a value of $41.6 (2023 - 284,209 PSUs at a value of $28.2). At December 31, 2024, the obligations accrued for PSUs were $39.5 (2023 – $51.5) included in other liabilities (note 19).

Deferred share units
The directors of the board receive DSUs and once certain requirements are met, on an annual basis, the directors may elect to allocate their compensation between DSUs and cash payment (to a maximum of 70%), less withholding amounts. These units vest on their grant date and are adjusted for dividends as they arise, based on the number of units held on the record date. The fair value is determined based on the trading price of the Company's common shares and are paid in cash to the directors of the board on their death or retirement. Cash payment is determined at the volume weighted average of the closing market price of the Company’s common shares for the last 10 trading days of the month.

During 2024, 11,446 DSUs (2023 – 23,077) were granted at a fair value of $1.3 (2023 – $1.8), based on the closing market price of the Company’s common shares at the grant date. At December 31, 2024, the outstanding and vested DSUs had a fair value of $23.5 (2023 – $23.8) included in other liabilities (note 19).